Leases	12 Months Ended
Jun. 30, 2025
Presentation of leases for lessee [abstract]
Leases	Leases
The Group’s lease portfolio consists of property leases of office spaces and other IT equipment.
As a lessee:
Right-of-use assets
Set out below are the carrying amounts of the Group’s right-of-use assets and the movements during the year ended 30 June 2025:

	Leasehold Buildings £’000	Other IT equipment £’000	Total £’000
At 1 July 2024	£53,116	£178	£53,294
Additions	2,047	—	2,047
Disposals	(130)	—	(130)
Derecognition as a result of subleases	(15)	—	(15)
Modifications (1)	390	—	390
Depreciation charge	(12,640)	(149)	(12,789)
Reversal of the impairment charge	130	—	130
Effect of foreign exchange translations	(1,406)	(6)	(1,412)
At 30 June 2025	£41,492	23	£41,515
(1) Lease liabilities are remeasured when a change to future contractual cash flows is identified. Remeasurements were made in the year based upon changes in indexation, changes resulting from reducing the space rented and changes resulting from lease term reassessments. The carrying value of the corresponding right-of-use asset is also re-measured to reflect this change.
Set out below are the carrying amounts of the Group’s right-of-use assets and the movements during the year ended 30 June 2024:

	Leasehold Buildings £’000	Other IT equipment £’000	Vehicles £’000	Total £’000
At 1 July 2023	£65,053	£—	£31	£65,084
Additions	5,276	227	—	5,503
Disposals	(880)	—	(12)	(892)
Derecognition as a result of subleases	(701)	—	—	(701)
Modifications (1)	(1,912)	—	—	(1,912)
Depreciation charge	(12,957)	(50)	(19)	(13,026)
Net impairment charge	(130)	—	—	(130)
Effect of foreign exchange translations	(633)	1	—	(632)
At 30 June 2024	£53,116	£178	£—	£53,294
(1) Lease liabilities are remeasured when a change to future contractual cash flows is identified. Remeasurements were made in the year based upon changes in indexation and changes resulting from additional space rented. The carrying value of the corresponding right-of-use asset is also re-measured to reflect this change.
Lease liabilities
Set out below are the carrying amounts of the Group’s lease liabilities and the movements during the year ended 30 June 2025:

	Leasehold Buildings £’000	Other IT equipment £’000	Total £’000
At 1 July 2024	£57,821	186	£58,007
Additions	2,009	—	2,009
Disposals	(128)	—	(128)
Modifications(1)	390	—	390
Interest	1,856	8	1,864
Payments	(14,139)	(150)	(14,289)
Effect of foreign exchange revaluation and translations	(738)	(6)	(744)
At 30 June 2025	£47,071	£38	£47,109
(1) Lease liabilities are remeasured when a change to future contractual cash flows is identified. Remeasurements were made in the year based upon changes in indexation, changes resulting from reducing the space rented and changes resulting from lease term reassessments.
Set out below are the carrying amounts of the Group’s lease liabilities and the movements during the year ended 30 June 2024:

	Leasehold Buildings £’000	Other IT equipment £’000	Vehicles £’000	Total £’000
At 1 July 2023	£68,984	£—	£30	£69,014
Additions	5,238	243	—	5,481
Disposals	(937)	—	(10)	(947)
Modifications(1)	(2,074)	—	—	(2,074)
Interest	2,147	—	—	2,147
Payments	(14,698)	(58)	(20)	(14,776)
Effect of foreign exchange revaluation and translations	(839)	1	—	(838)
At 30 June 2024	£57,821	£186	£—	£58,007
(1) Lease liabilities are remeasured when a change to future contractual cash flows is identified. Remeasurements were made in the year based upon changes in indexation and changes resulting from additional space rented.
The potential impact of lease covenants is considered to be immaterial.
The maturities of the Group’s lease liabilities for the year ended 30 June 2025 are as follows:

	Leasehold Buildings £’000	Other IT equipment £’000	Total £’000
Less than 1 year	13,623	38	13,661
1 to 5 years	32,897	—	32,897
More than 5 years	4,579	—	4,579
Total undiscounted lease liabilities	51,099	38	51,137

Lease liabilities included in the balance sheet	47,071	38	47,109
Analysed as:
Current	13,623	38	13,661
Non-current	33,448	—	33,448
The maturities of the Group’s lease liabilities for the year ended 30 June 2024 are as follows:

	Leasehold Buildings £’000	Other IT equipment £’000	Total £’000
Less than 1 year	14,290	160	14,450
1 to 5 years	38,974	26	39,000
More than 5 years	10,487	—	10,487
Total undiscounted lease liabilities	63,751	186	63,937

Lease liabilities included in the balance sheet	57,821	186	58,007
Analysed as:
Current	14,290	160	14,450
Non-current	43,531	26	43,557
Income Statement Impact
The following items have been recognised in the consolidated statements of comprehensive income for the current and prior year:

2025	Leasehold Buildings £’000	Other IT equipment £’000	Vehicles £’000	Total £’000
Depreciation of right-of-use assets	£12,640	£149	£—	£12,789
Reversal of impairment of right-of-use assets	(130)	—	—	(130)
Interest expense on lease liabilities	1,856	8	—	1,864
Expense related to short-term leases	1,999	—	—	1,999
Net loss on disposal of right-of-use asset	70	—	—	70
Fair value movement of financial assets	(19)	—	—	(19)
Total	£16,416	£157	£—	£16,573

2024	Leasehold Buildings £’000	Other IT equipment £’000	Vehicles £’000	Total £’000
Depreciation of right-of-use assets	£12,957	£50	£19	£13,026
Impairment of right-of-use assets	130	—	—	130
Interest expense on lease liabilities	2,147	—	—	2,147
Expense related to short-term leases	2,081	—	61	2,142
Loss on derecognition of right-of-use assets sub-leased	81	—	—	81
Net gain on disposal of right-of-use asset	(139)	—	—	(139)
Fair value movement of financial assets	(18)	—	—	(18)
Total	£17,239	£50	£80	£17,369
The total Group cash outflow for leases (including related interest) as a lessee in the year was £16.3 million (2024: £16.9 million), out of which £14.3 million (2024: £14.8 million) relate to leases accounted for under IFRS 16 and presented as cash outflows from financing activities.
Contractual Obligations and Commitments
The following table summarises our commitments to settle contractual obligations as of 30 June 2025 and the effect such obligations are expected to have on the Group’s liquidity and cash flows:

	Less than 1 Year	1 to 3 Years	3 to 5 Years	More than 5 Years	Total
	(in thousands)
Lease liabilities	£13,661	£19,321	£13,576	£4,579	£51,137
Short-term leases(1)	1,251	403	64	4	1,722
Leases contracted, but not yet commenced	498	1,108	348	—	1,954
Total	£15,410	£20,832	£13,988	£4,583	£54,813
(1) Includes lease contracts that qualify for the short-term lease exemption under IFRS 16, such as month-to-month arrangements, leases with terms of 12 months or less, and leases that can be terminated at any time by either party with short notice and without significant penalty.
As of 30 June 2025, the Group has property leases that expire at various dates through December 2032.
As a lessor:
During 2025, the Group did not enter into any new arrangement to sub-lease certain office spaces that have been presented as part of a right-of-use asset.
During 2024, the Group entered into arrangements to sub-lease certain office spaces that have been presented as part of a right-of-use asset. This has been classified as a finance sub-lease. The Group recognised a loss of £0.1 million on the derecognition of the right-of-use asset pertaining to the office space, which has been presented within Finance expense.
During 2025, the Group recognised interest income on lease receivables of less than £0.1 million (2024: less than £0.1 million).
The total Group cash inflow for leases as a lessor in the year was £0.1 million (2024: £0.1 million).
During the year the investment in finance lease receivable decreased by £0.1 million due to payments received.
The following table sets out the maturity analysis of lease payments receivable for sub-leases classified as finance leases showing the undiscounted lease payments to be received after the reporting date and the net investment in the finance lease receivable.

	Finance leases 2025 £’000	Finance leases 2024 £’000
Less than 1 year	121	183
1 to 2 years	112	182
2 to 3 years	117	108
3 to 4 years	—	113
Total undiscounted lease payments receivable	350	586
Unearned finance income	27	53
Net investment in finance lease receivable	323	533
Analysed as:
Current	121	183
Non-current	202	350